Schedule of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2025	¥ 1,050
2026	2,100
2027	1,750
Total	¥ 4,900	¥ 5,950